Oct. 01, 2015
T. Rowe Price Retirement 2005 Fund—R Class

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2015 Fund—R Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2025 Fund—R Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2035 Fund—R Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement 2045 Fund—R Class

T. Rowe Price Retirement 2050 Fund—R Class

T. Rowe Price Retirement 2055 Fund—R Class

T. Rowe Price Retirement 2060 Fund—R Class

T. Rowe Price Retirement Balanced Fund—R Class

Supplement to Prospectus Dated October 1, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.